Consolidated Balance Sheets (Parentheticals) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares
Accounts Receivable, Allowance for Credit Loss | $	$ 4,060	$ 4,145
Ordinary shares, authorized	180,000
Shares, Outstanding	86,814	86,110
Shares, Issued		86,376
Treasury Stock, Common
Treasury Stock, Shares, Acquired	266